Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
1789 Growth and Income Fund Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.03%	10.02%	8.52%
1789 Growth and Income Fund Class P Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
1789 Growth and Income Fund Class P Shares | Dow Jones U.S. Select Dividend Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.12%	12.43%	10.83%
1789 Growth and Income Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.04%	8.92%	7.43%
1789 Growth and Income Fund Class C Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.82%	8.24%	6.87%
1789 Growth and Income Fund Class C Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.32%	6.96%	5.91%
1789 Growth and Income Fund Class C Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
1789 Growth and Income Fund Class C Shares | Dow Jones U.S. Select Dividend Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.12%	12.43%	10.83%

[1]	Denotes Primary Benchmark